Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment owned by Sanofi is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2023	237	7,328	10,848	2,515	2,996	23,924
Changes in scope of consolidation	—	(11)	(29)	(7)	(4)	(51)
Acquisitions and other increases	—	27	47	36	1,583	1,693
Disposals and other decreases	(2)	(50)	(340)	(100)	(10)	(502)
Currency translation differences	(5)	(94)	(71)	(30)	(45)	(245)
Transfers(a)	(2)	481	457	86	(1,071)	(49)
Gross value at December 31, 2023	228	7,681	10,912	2,500	3,449	24,770
Changes in scope of consolidation	—	—	—	—	—	—
Acquisitions and other increases	—	13	36	36	1,632	1,717
Disposals and other decreases	(3)	(209)	(510)	(173)	(79)	(974)
Currency translation differences	13	163	126	30	17	349
Transfers(a)	(1)	335	764	142	(1,235)	5
Opella reclassification (b)	(36)	(539)	(866)	(154)	(211)	(1,806)
Gross value at December 31, 2024	201	7,444	10,462	2,381	3,573	24,061
Changes in scope of consolidation	—	20	10	—	—	30
Acquisitions and other increases	—	12	72	37	1,701	1,822
Disposals and other decreases	(8)	(404)	(256)	(178)	(22)	(868)
Currency translation differences	(18)	(371)	(253)	(64)	(137)	(843)
Transfers(a)	(26)	361	302	167	(1,530)	(726)
Gross value at December 31, 2025	149	7,062	10,337	2,343	3,585	23,476
Accumulated depreciation & impairment at January 1, 2023	(10)	(4,225)	(7,637)	(2,015)	(168)	(14,055)
Changes in scope of consolidation	—	5	16	3	—	24
Depreciation expense	—	(321)	(620)	(139)	—	(1,080)
Impairment losses, net of reversals	—	(30)	(46)	(4)	(50)	(130)
Disposals and other decreases	—	48	334	98	8	488
Currency translation differences	2	45	44	21	—	112
Transfers(a)	—	(22)	36	(1)	18	31
Accumulated depreciation & impairment at December 31, 2023	(8)	(4,500)	(7,873)	(2,037)	(192)	(14,610)
Changes in scope of consolidation	—	—	—	—	—	—
Depreciation expense	—	(325)	(580)	(136)	—	(1,041)
Impairment losses, net of reversals	—	(47)	(23)	(3)	(32)	(105)
Disposals and other decreases	1	197	507	172	37	914
Currency translation differences	1	(77)	(95)	(18)	—	(189)
Transfers(a)	—	9	5	4	(3)	15
Opella reclassification (b)	6	333	599	97	11	1,046
Accumulated depreciation & impairment at December 31, 2024	—	(4,410)	(7,460)	(1,921)	(179)	(13,970)
Depreciation expense	—	(292)	(541)	(144)	—	(977)
Impairment losses, net of reversals	—	1	—	(6)	(63)	(68)
Disposals and other decreases	—	387	224	168	7	786
Currency translation differences	—	182	164	46	2	394
Transfers(a)	—	131	245	38	(3)	411
Accumulated depreciation & impairment at December 31, 2025	—	(4,001)	(7,368)	(1,819)	(236)	(13,424)
Carrying amount at December 31, 2023	220	3,181	3,039	463	3,257	10,160
Carrying amount at December 31, 2024	201	3,034	3,002	460	3,394	10,091
Carrying amount at December 31, 2025	149	3,061	2,969	524	3,349	10,052
(a)This line mainly comprises property, plant and equipment in process brought into service during the period, and reclassification of assets (other than
Opella assets) to Assets held for sale.
(b)This line comprises property, plant and equipment owned by Opella, reclassified to Assets held for sale as of December 31, 2024 in accordance with
IFRS 5 (see Note D.1.).

Summary of Acquisitions and Capitalized Interest by Operating Segment	The table below sets forth acquisitions and capitalized interest for the years ended December 31, 2025, 2024 and 2023:

(€ million)	2025	2024	2023
Acquisitions	1,822	1,717	1,693
Biopharma (operating segment)	1,822	1,554	1,592
of which Manufacturing & Supply	1,157	1,114	1,188
Opella (discontinued operation, see Note D.1.)	—	163	101
Of which capitalized interest	48	51	26

Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment	Off balance sheet commitments relating to property, plant and equipment as of December 31, 2025, 2024 and 2023 are set forth below:

(€ million)	2025	2024	2023
Firm orders of property, plant and equipment	926	422	638
Property, plant and equipment pledged as security for liabilities	1	21	16

Summary of Impairment Losses Recognised in Property, Plant and Equipment	The table below sets forth the net impairment losses recognized in each of the last three financial periods:

(€ million)	2025	2024	2023
Net impairment losses on property, plant and equipment(a)	68	105	130
(a)These amounts mainly comprise impairment losses recognized as a result of decisions taken during the periods presented, relating primarily to shutdowns or changes in use of industrial sites.

Summary of Property, Plant and Equipment Leased	Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2023	2,872
Acquisitions and other increases	247
Disposals and other decreases	(314)
Currency translation differences	(58)
Transfers(a)	(75)
Gross value at December 31, 2023	2,672
Acquisitions and other increases	442
Disposals and other decreases	(375)
Currency translation differences	89
Transfers(a)	(60)
Opella reclassification (b)	(155)
Gross value at December 31, 2024	2,613
Changes in scope of consolidation	79
Acquisitions and other increases	299
Disposals and other decreases	(307)
Currency translation differences	(181)
Transfers (a)	(3)
Gross value at December 31, 2025	2,500
Accumulated depreciation & impairment at January 1, 2023	(1,057)
Changes in scope of consolidation	—
Depreciation and impairment charged in the period	(292)
Disposals and other decreases	276
Currency translation differences	21
Transfers(a)	34
Accumulated depreciation & impairment at December 31, 2023	(1,018)
Depreciation and impairment charged in the period	(315)
Disposals and other decreases	183
Currency translation differences	(30)
Transfers(a)	38
Opella reclassification (b)	39
Accumulated depreciation & impairment at December 31, 2024	(1,103)
Depreciation and impairment charged in the period	(269)
Disposals and other decreases	260
Currency translation differences	71
Accumulated depreciation & impairment at December 31, 2025	(1,041)
Carrying amount at December 31, 2023	1,654
Carrying amount at December 31, 2024	1,510
Carrying amount at December 31, 2025	1,459
(a)This line also includes the effect of the reclassification of assets (other than Opella assets) to Assets held for sale.
(b)This line comprises the Opella right-of-use assets, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.).